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                                                       Deutsche Asset Management




Small Cap Index Fund - Premier Class

The following disclosure supplements the Prospectus dated April 30, 2000:

On March 8, 2001 the Board of Trustees of the Small Cap Index Fund (the 'Fund') approved a recommendation from management to liquidate the Fund. The Fund is closed to new investors. Additional information, as it becomes available, will be mailed to Fund investors.



                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]



               Please Retain This Supplement for Future Reference

SUPP1713 (3/01)
BT Advisor Funds
CUSIP:
05576L882